Capital Surplus and Retained Earnings - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Aug. 06, 2019 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Statement [LineItems]
Beginning balance		$ 6,263,553
Share-based payments		822		$ 41,043	$ 123,021
Cash distribution from capital surplus					(599,728)
Capital reduction				(1,284,223)	0
Cancellation of treasury stock	$ 962,503
Ending balance		6,050,787	$ 202,300	6,263,553
Capital surplus [member]
Statement [LineItems]
Beginning balance		6,263,553		6,271,448	6,888,826
Share-based payments		(412)		(7,967)	(17,650)
Cash distribution from capital surplus					(599,728)
Capital reduction				72
Cancellation of treasury stock		(212,354)
Ending balance		6,050,787		6,263,553	6,271,448
Share premium [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		5,873,743		5,873,743	6,473,471
Cash distribution from capital surplus					(599,728)
Cancellation of treasury stock		(199,501)
Ending balance		5,674,242		5,873,743	5,873,743
Employee restricted shares [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		382,506		390,401	408,051
Share-based payments		(412)		(7,967)	(17,650)
Capital reduction				72
Cancellation of treasury stock		(12,853)
Ending balance		369,241		382,506	390,401
Others [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		7,304		7,304	7,304
Ending balance		$ 7,304		$ 7,304	$ 7,304